Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-B

Servicer Report

Collection Period Start	1-Feb-18	Distribution Date	15-Mar-18
Collection Period End	28-Feb-18	30/360 Days	30
Beg. of Interest Period	15-Feb-18	Actual/360 Days	28
End of Interest Period	15-Mar-18

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,036,234.59	1,388,384,934.37	1,363,762,888.61	0.9055313
Total Securities		1,506,036,234.59	1,388,384,934.37	1,363,762,888.61	0.9055313
Class A-1 Notes	1.320000%	158,000,000.00	40,348,699.78	15,726,654.02	0.0995358
Class A-2a Notes	1.830000%	372,000,000.00	372,000,000.00	372,000,000.00	1.0000000
Class A-2b Notes	1.797500%	248,000,000.00	248,000,000.00	248,000,000.00	1.0000000
Class A-3 Notes	2.050000%	370,000,000.00	370,000,000.00	370,000,000.00	1.0000000
Class A-4 Notes	2.170000%	102,000,000.00	102,000,000.00	102,000,000.00	1.0000000
Certificates	0.000000%	256,036,234.59	256,036,234.59	256,036,234.59	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	24,622,045.76	41,424.67	155.8357327	0.2621815
Class A-2a Notes	0.00	567,300.00	0.0000000	1.5250000
Class A-2b Notes	0.00	346,717.78	0.0000000	1.3980556
Class A-3 Notes	0.00	632,083.33	0.0000000	1.7083333
Class A-4 Notes	0.00	184,450.00	0.0000000	1.8083333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	24,622,045.76	1,771,975.78

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	17,574,464.04
Monthly Interest	7,150,584.78

Total Monthly Payments	24,725,048.82
Interest Rate Cap Payments	0.00
Advances:
Aggregate Monthly Payment Advances	1,039,159.98
Aggregate Sales Proceeds Advance	1,753,321.19

Total Advances	2,792,481.17
Vehicle Disposition Proceeds:
Reallocation Payments	2,695,810.02
Repurchase Payments	0.00
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	3,416,170.52
Excess Wear and Tear and Excess Mileage	12,338.47
Remaining Payoffs	0.00
Net Insurance Proceeds	1,758,875.95
Residual Value Surplus	29,158.17

Total Collections	35,429,883.12

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	2,060,100.53			137
Involuntary Repossession	300,664.49			18
Voluntary Repossession	303,543.00			20
Full Termination	—			—
Bankruptcty	31,502.00			2
Insurance Payoff		1,733,644.01		88
Customer Payoff			28,934.86	1
Grounding Dealer Payoff			2,006,579.19	82
Dealer Purchase			788,645.47	29

Total	2,695,810.02	1,733,644.01	2,824,159.52	377

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	70,047	1,697,139,800.05	7.00000%	1,388,384,934.37
Total Depreciation Received		(22,568,107.54)		(17,123,589.12)
Principal Amount of Gross Losses	(148)	(3,252,490.61)		(2,681,434.31)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(107)	(2,040,674.79)		(1,669,882.25)
Scheduled Terminations	(151)	(3,756,184.36)		(3,147,140.08)

Pool Balance - End of Period	69,641	1,665,522,342.75		1,363,762,888.61
Remaining Pool Balance
Lease Payment				468,032,283.09
Residual Value				895,730,605.52

Total				1,363,762,888.61

III. DISTRIBUTIONS

Total Collections	35,429,883.12
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	35,429,883.12
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	768,194.69
3. Reimbursement of Sales Proceeds Advance	1,506,290.48
4. Servicing Fee:
Servicing Fee Due	1,156,987.45
Servicing Fee Paid	1,156,987.45
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	3,431,472.62

NISSAN AUTO LEASE TRUST 2017-B

Servicer Report

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall		0.00
Class A-1 Notes Interest on Interest Carryover Shortfall		0.00
Class A-1 Notes Monthly Available Interest Distribution Amount		41,424.67
Class A-1 Notes Monthly Interest Paid		41,424.67
Chg in Class A-1 Notes Int. Carryover Shortfall		0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall		0.00
Class A-2a Notes Interest on Interest Carryover Shortfall		0.00
Class A-2a Notes Monthly Available Interest Distribution Amount		567,300.00
Class A-2a Notes Monthly Interest Paid		567,300.00
Chg in Class A-2a Notes Int. Carryover Shortfall		0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall		0.00
Class A-2b Notes Interest on Interest Carryover Shortfall		0.00
Class A-2b Notes Monthly Available Interest Distribution Amount		346,717.78
Class A-2b Notes Monthly Interest Paid		346,717.78
Chg in Class A-2b Notes Int. Carryover Shortfall		0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall		0.00
Class A-3 Notes Interest on Interest Carryover Shortfall		0.00
Class A-3 Notes Monthly Available Interest Distribution Amount		632,083.33
Class A-3 Notes Monthly Interest Paid		632,083.33
Chg in Class A-3 Notes Int. Carryover Shortfall		0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall		0.00
Class A-4 Notes Interest on Interest Carryover Shortfall		0.00
Class A-4 Notes Monthly Available Interest Distribution Amount		184,450.00
Class A-4 Notes Monthly Interest Paid		184,450.00
Chg in Class A-4 Notes Int. Carryover Shortfall		0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall		0.00
Certificate Interest on Interest Carryover Shortfall		0.00
Certificate Monthly Available Interest Distribution Amount		0.00
Certificate Monthly Interest Paid		0.00
Chg in Certificate Int. Carryover Shortfall		0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due		1,771,975.78
Total Note and Certificate Monthly Interest Paid		1,771,975.78
Total Note and Certificate Interest Carryover Shortfall		0.00
Chg in Total Note and Certificate Int. Carryover Shortfall		0.00
Total Available for Principal Distribution		30,226,434.72
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes		24,622,045.76
Total Class A Noteholders’ Principal Carryover Shortfall		0.00
Total Class A Noteholders’ Principal Distributable Amount		24,622,045.76
Chg in Total Class A Noteholders’ Principal Carryover Shortfall		0.00
7. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		5,604,388.96

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		7,530,181.17
Required Reserve Account Amount		22,590,543.52
Beginning Reserve Account Balance		22,590,543.52
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		22,590,543.52
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		5,604,388.96
Gross Reserve Account Balance		28,194,932.48
Remaining Available Collections Released to Seller		5,604,388.96
Total Ending Reserve Account Balance		22,590,543.52

V. POOL STATISTICS

Weighted Average Remaining Maturity		20.54
Monthly Prepayment Speed		54%
Lifetime Prepayment Speed		52%

	$	units
Recoveries of Defaulted and Casualty Receivables	2,432,928.68
Securitization Value of Defaulted Receivables and Casualty Receivables	2,681,434.31	148
Aggregate Defaulted and Casualty Gain (Loss)	(248,505.63)
Pool Balance at Beginning of Collection Period	1,388,384,934.37
Net Loss Ratio
Current Collection Period	-0.0179%
Preceding Collection Period	-0.0180%
Second Preceding Collection Period	-0.0150%
Third Preceding Collection Period	0.0057%
Cumulative Net Losses for all Periods	0.0660%	993,676.73

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.56%	7,730,925.92	417
61-90 Days Delinquent	0.14%	1,920,431.28	94
91-120 Days Delinquent	0.03%	447,817.18	24
More than 120 Days	0.01%	82,693.72	4

Total Delinquent Receivables:	0.73%	10,181,868.10	539

NISSAN AUTO LEASE TRUST 2017-B

Servicer Report

	Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period	0.18%	0.17%
Preceding Collection Period	0.20%	0.21%
Second Preceding Collection Period	0.18%	0.19%
Third Preceding Collection Period	0.15%	0.16%
60 Day Delinquent Receivables	2,450,942.18
Delinquency Percentage	0.18%
Delinquency Trigger	4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

	$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds	2,060,100.53	137
Securitization Value	2,397,388.26	137

Aggregate Residual Gain (Loss)	(337,287.73)

	$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds	6,850,598.30	457
Cumulative Securitization Value	8,192,402.88	457

Cumulative Residual Gain (Loss)	(1,341,804.58)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		2,781,938.00
Reimbursement of Outstanding Advance		1,506,290.48
Additional Advances for current period		1,753,321.19

Ending Balance of Residual Advance		3,028,968.71

Beginning Balance of Payment Advance		2,315,350.51
Reimbursement of Outstanding Payment Advance		768,194.69
Additional Payment Advances for current period		1,039,159.98

Ending Balance of Payment Advance		2,586,315.80

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO